John Hancock Funds II
Supplement dated September 29, 2014 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 Prospectus

John Hancock Retirement Living through 2010 Portfolio
John Hancock Retirement Living through 2015 Portfolio
John Hancock Retirement Living through 2020 Portfolio
John Hancock Retirement Living through 2025 Portfolio
John Hancock Retirement Living through 2030 Portfolio
John Hancock Retirement Living through 2035 Portfolio
John Hancock Retirement Living through 2040 Portfolio
John Hancock Retirement Living through 2045 Portfolio
John Hancock Retirement Living through 2050 Portfolio
John Hancock Retirement Living through 2055 Portfolio (the "Funds")

Effective September 29, 2014, the Annual fund operating expenses table and the Expense example table for each of the Funds is revised and restated as follows:

Retirement Living through 2010 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R2		Class R3		Class R4		Class R5
Management fee	0.06		0.06		0.06		0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.50		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25		0.15		0.10		0.05
Remainder of other expenses	3.54		5.49		1.04		3.34		0.48
Total other expenses	3.79		5.74	[2]	1.19	[2]	3.44		0.53
Acquired fund fees and expenses [3]	0.74		0.74		0.74		0.74		0.74
Total annual fund operating expenses [4]	5.09		6.79		2.49		4.49		1.33
Contractual expense reimbursement [5,6]	-3.77		-5.72		-1.27		-3.67	[7]	-0.71
Total annual fund operating expenses after expense reimbursements	1.32		1.07		1.22		0.82		0.62

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	134	109	124	84	63
3 years	1,189	1,495	654	1,024	351
5 years	2,242	2,832	1,211	1,974	661
10 years	4,865	5,971	2,730	4,391	1,539

Retirement Living through 2015 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3		Class R4		Class R5
Management fee	0.06	0.06		0.06		0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50		0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	[1]	0.10	[1]	0.05
Remainder of other expenses	1.05	10.28		0.31		12.77		0.44
Total other expenses	1.30	10.53	[2]	0.46		12.87	[2]	0.49
Acquired fund fees and expenses [3]	0.74	0.74		0.74		0.74		0.74
Total annual fund operating expenses [4]	2.60	11.58		1.76		13.92		1.29
Contractual expense reimbursement [5,6]	-1.26	-10.49		-0.52		-13.08	[7]	-0.65
Total annual fund operating expenses after expense reimbursements	1.34	1.09		1.24		0.84		0.64

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	136	111	126	86	65
3 years	688	2,362	503	2,733	345
5 years	1,267	4,326	905	4,928	645
10 years	2,841	8,212	2,030	8,917	1,499

Retirement Living through 2020 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R2		Class R3	Class R4		Class R5
Management fee	0.06		0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.15	0.10		0.05
Remainder of other expenses	0.51		5.30		0.36	1.84		0.21
Total other expenses	0.76		5.55	[2]	0.51	1.94		0.26
Acquired fund fees and expenses [3]	0.75		0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.07		6.61		1.82	3.00		1.07
Contractual expense reimbursement [5,6]	-0.71		-5.50		-0.56	-2.14	[7]	-0.41
Total annual fund operating expenses after expense reimbursements	1.36		1.11		1.26	0.86		0.66

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	138	113	128	88	67
3 years	580	1,465	518	725	300
5 years	1,048	2,773	933	1,388	550
10 years	2,344	5,863	2,091	3,166	1,269

Retirement Living through 2025 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.06	0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	0.10	[1]	0.05
Remainder of other expenses	0.49	6.73		0.43	0.98		0.30
Total other expenses	0.74	6.98		0.58	1.08		0.35
Acquired fund fees and expenses [3]	0.75	0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.05	8.04		1.89	2.14		1.16
Contractual expense reimbursement [5,6]	-0.67	-6.91		-0.61	-1.26	[7]	-0.48
Total annual fund operating expenses after expense reimbursements	1.38	1.13		1.28	0.88		0.68

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	140	115	130	90	69
3 years	578	1,735	535	548	321
5 years	1,042	3,258	965	1,033	592
10 years	2,326	6,678	2,162	2,373	1,366

Retirement Living through 2030 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R2		Class R3	Class R4		Class R5
Management fee	0.06		0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25		0.15	0.10	[1]	0.05
Remainder of other expenses	0.52		5.24		0.49	2.32		0.26
Total other expenses	0.77		5.49	[2]	0.64	2.42		0.31
Acquired fund fees and expenses [3]	0.75		0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.08		6.55		1.95	3.48		1.12
Contractual expense reimbursement [5,6]	-0.70		-5.42		-0.67	-2.60	[7]	-0.44
Total annual fund operating expenses after expense reimbursements	1.38		1.13		1.28	0.88		0.68

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	140	115	130	90	69
3 years	584	1,455	547	826	312
5 years	1,054	2,753	990	1,584	574
10 years	2,355	5,827	2,221	3,583	1,324

Retirement Living through 2035 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.06	0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	0.10	[1]	0.05
Remainder of other expenses	0.65	14.60		0.58	1.35		0.58
Total other expenses	0.90	14.85		0.73	1.45		0.63
Acquired fund fees and expenses [3]	0.75	0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.21	15.91		2.04	2.51		1.44
Contractual expense reimbursement [5,6]	-0.82	-14.77		-0.75	-1.62	[7]	-0.75
Total annual fund operating expenses after expense reimbursements	1.39	1.14		1.29	0.89		0.69

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	142	116	131	91	70
3 years	612	3,070	567	627	382
5 years	1,110	5,415	1,029	1,189	715
10 years	2,480	9,373	2,309	2,723	1,660

Retirement Living through 2040 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.06	0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	0.10		0.05
Remainder of other expenses	0.77	9.15		0.52	2.30		0.40
Total other expenses	1.02	9.40	[2]	0.67	2.40		0.45
Acquired fund fees and expenses [3]	0.75	0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.33	10.46		1.98	3.46		1.26
Contractual expense reimbursement [5,6]	-0.94	-9.32		-0.69	-2.57	[7]	-0.57
Total annual fund operating expenses after expense reimbursements	1.39	1.14		1.29	0.89		0.69

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	142	116	131	91	70
3 years	637	2,172	555	822	343
5 years	1,160	4,009	1,004	1,577	637
10 years	2,594	7,794	2,251	3,566	1,472

Retirement Living through 2045 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.06	0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	0.10		0.05
Remainder of other expenses	0.99	11.64		1.19	2.00		1.01
Total other expenses	1.24	11.89	[2]	1.34	2.10		1.06
Acquired fund fees and expenses [3]	0.75	0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.55	12.95		2.65	3.16		1.87
Contractual expense reimbursement [5,6]	-1.16	-11.81		-1.36	-2.27	[7]	-1.18
Total annual fund operating expenses after expense reimbursements	1.39	1.14		1.29	0.89		0.69

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	142	116	131	91	70
3 years	683	2,597	694	761	473
5 years	1,251	4,698	1,283	1,456	901
10 years	2,798	8,654	2,883	3,309	2,094

Retirement Living through 2050 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4		Class R5
Management fee	0.06	0.06	0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.50	0.25		0.00
Other expenses
Service plan fee [1]	0.25	0.25	0.15	0.10		0.05
Remainder of other expenses	12.27	11.58	15.25	15.23		2.57
Total other expenses	12.52	11.83	15.40	15.33		2.62
Acquired fund fees and expenses [2]	0.76	0.76	0.76	0.76		0.76
Total annual fund operating expenses [3]	13.84	12.90	16.72	16.40		3.44
Contractual expense reimbursement [4,5] [6]	-12.42	-11.73	-15.40	-15.48	[7]	-2.72
Total annual fund operating expenses after expense reimbursements	1.42	1.17	1.32	0.92		0.72

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund."Other expenses" means all of the expenses of the fund' excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	145	119	134	94	74
3 years	2,764	2,591	3,207	3,130	802
5 years	4,940	4,687	5,602	5,513	1,554
10 years	8,906	8,639	9,524	9,463	3,538

Retirement Living through 2055 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4		Class R5
Management fee	0.06	0.06	0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.50	0.25		0.00
Other expenses
Service plan fee [1]	0.25	0.25	0.15	0.10		0.05
Remainder of other expenses	12.27	11.58	15.25	15.23		2.57
Total other expenses	12.52	11.83	15.40	15.33		2.62
Acquired fund fees and expenses [2]	0.76	0.76	0.76	0.76		0.76
Total annual fund operating expenses [3]	13.84	12.90	16.72	16.40		3.44
Contractual expense reimbursement [4,5]	-12.42	-11.73	-15.40	-15.48	[6]	-2.72
Total annual fund operating expenses after expense reimbursements	1.42	1.17	1.32	0.92		0.72

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which certain fund-level expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. In addition, the advisor has contractually agreed to limit class-specific expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares to 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. The current expense limitation agreements expire on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	145	119	134	94	74
3 years	2,764	2,591	3,207	3,130	802